Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
Schedule of Revenue

An analysis of revenue is set out below:

	Years ended December 31,
	2024	2023
Subcontracting charges	$853,092	$1,119,286
Depreciation and amortization	83,944	70,247
Salaries	197,890	80,243
	$1,134,926	$1,269,776